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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Patricia M. Plavko, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

WST ASSET MANAGER - U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS — 98.6%	Shares	Value

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	20,950	$1,851,142
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	16,550	1,851,614
Guggenheim S&P 500® Equal Weight Financial ETF	41,800	1,859,264
Guggenheim S&P 500® Equal Weight Health Care ETF	12,300	1,853,979
Guggenheim S&P 500® Equal Weight Technology ETF	94,400	8,942,512
iShares 3-7 Year Treasury Bond ETF	7,450	918,213
PIMCO Total Return Active ETF	10,400	1,099,800

Total Exchange-Traded Funds (Cost $18,195,865)		$18,376,524

MONEY MARKET FUNDS — 1.9%	Shares	Value

Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	117,198	$117,198
First American Treasury Obligations Fund - Class Z, 0.00% (a)	114,678	114,678
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (a)	115,295	115,295

Total Money Market Funds (Cost $347,171)		$347,171

Total Investments at Value — 100.5% (Cost $18,543,036)		$18,723,695

Liabilities in Excess of Other Assets — (0.5%)		(79,068)

Net Assets — 100.0%		$18,644,627

(a)	The rate shown is the 7-day effective yield as of November 30, 2015.

See accompanying notes to Schedules of Investments.

WST ASSET MANAGER - U.S. BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

OPEN-END MUTUAL FUNDS — 0.0% (a)	Shares	Value

BlackRock High Yield Bond Portfolio - Institutional Class	2	$17
Eaton Vance Income Fund of Boston - Class A	4	20
Ivy High Income Fund - Class I	2,511	18,306
PIMCO High Yield Fund - Class D	1	10
RidgeWorth High Income Fund - I Shares	3	17

Total Open-End Mutual Funds (Cost $18,398)		$18,370

PREFERRED STOCKS — 5.0%	Shares	Value

Barclays Bank plc, 8.125%	10,100	$267,145
Countrywide Capital V, 7.00%	48,000	1,245,600
HSBC Holdings plc, 8.125%	48,000	1,280,160

Total Preferred Stocks (Cost $2,747,476)		$2,792,905

CORPORATE BONDS — 0.8%	Par Value	Value

Chesapeake Energy Corporation, 3.25%, due 03/15/2016 (Cost $497,487)	$500,000	$476,875

MONEY MARKET FUNDS — 94.6%	Shares	Value

Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)	18,084,145	$18,084,145
First American Treasury Obligations Fund - Class Z, 0.00% (b)	17,552,261	17,552,261
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (b)	17,552,255	17,552,255

Total Money Market Funds (Cost $53,188,661)		$53,188,661

Total Investments at Value — 100.4% (Cost $56,452,022)		$56,476,811

Liabilities in Excess of Other Assets — (0.4%)		(237,727)

Net Assets — 100.0%		$56,239,084

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of November 30, 2015.

See accompanying notes to Schedules of Investments.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2015 (Unaudited)

1. Securities Valuation

Portfolio securities of WST Asset Manager – U.S. Equity Fund and WST Asset Manager – U.S. Bond Fund (collectively, the “Funds” and individually, a “Fund”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The pricing and valuation of each Fund’s securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees (the “Board”) of WST Investment Trust. Securities that are listed on a securities exchange are valued at the last quoted sales price on the exchanges on which they are primarily traded. Securities that are listed on an exchange and that are not traded on a valuation date are valued the most recent bid price. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. Fixed income securities are normally valued on the basis of prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturity call features, ratings, institutional sized trading in similar groups of securities and developments related to specific securities. Open-end investment companies, not listed on an exchange, are valued at the net asset value reported by such companies. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as suspension or limitation trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same security.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2015:

WST Asset Manager - U.S. Equity Fund	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$18,376,524	$-	$-	$18,376,524
Money Market Funds	347,171	-	-	347,171
Total	$18,723,695	$-	$-	$18,723,695

WST Asset Manager - U.S. Bond Fund	Level 1	Level 2	Level 3	Total

Open-End Mutual Funds	$18,370	$-	$-	$18,370
Preferred Stocks	2,792,905	-	-	2,792,905
Corporate Bonds	-	476,875	-	476,875
Money Market Funds	53,188,661	-	-	53,188,661
Total	$55,999,936	$476,875	$-	$56,476,811

As of November 30, 2015, the Funds did not have any transfers into and out of any Level. The Funds did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2015:

	WST Asset Manager - U.S. Equity Fund	WST Asset Manager - U.S. Bond Fund

Tax cost of portfolio investments	$18,543,351	$56,452,366

Gross unrealized appreciation	$198,224	$45,429
Gross unrealized depreciation	(17,880)	(20,984)

Net unrealized appreciation	$180,344	$24,445

WST INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e., exchange-traded funds (“ETFs”), open-end mutual funds and money market mutual funds). The Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. From time to time, each Fund may invest greater than 25% of its net assets in one or more investment companies. As of November 30, 2015, the Guggenheim S&P 500® Equal Weight Technology ETF represented 48.0% of WST Asset Manager – U.S. Equity Fund’s net assets. As of November 30, 2015, Fidelity Institutional Money Market Government Portfolio – Class I, First American Treasury Obligations Fund – Class Z and Invesco Short-Term Investments Trust – Treasury Portfolio – Institutional Shares represented 32.2%, 31.2% and 31.2%, respectively, of WST Asset Manager – U.S. Bond Fund’s net assets. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. As of November 30, 2015, WST Asset Manager – U.S. Equity Fund had 98.6% of the value of its net assets invested in ETFs and WST Asset Manager – U.S. Bond Fund had 94.6% of the value of its net assets invested in money market mutual funds.

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of November 30, 2015, the WST Asset Manager - U.S. Equity Fund had 48.0% of the value of its net assets invested in an ETF that is concentrated in the Technology sector.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	January 12, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	January 12, 2016

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 12, 2016

*	Print the name and title of each signing officer under his or her signature.